Financial Instruments and Financial Risk Management - Currency Risk (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Financial Instruments and Financial Risk Management
Cash	$ 137,251	$ 152,314
Investment in Aqualung	5,350	5,350
Accounts payable	7,980	9,905
Currency risk
Financial Instruments and Financial Risk Management
Cash	130,125	142,339
Investment in Aqualung	5,350	5,350
Accounts receivable	2,968	322
Accounts payable	$ 0	$ 99